Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Assets
Cash and Due from Banks	$ 19,440		$ 16,044
Federal funds sold, securities purchased under resale agreements and other short-term investments	44,367		80,637
Trading assets	77,814		51,414
Securities available for sale	222,613		172,654
Mortgages held for sale (includes $44,791 and $47,531 carried at fair value)	48,357		51,763
Loans held for sale (includes $1,176 and $873 carried at fair value)	1,338		1,290
Loans (includes $5,916 and $309 carried at fair value)	769,631		757,267
Allowance for loan losses	(19,372)		(23,022)
Net loans	750,259		734,245
Mortgage servicing rights:
Measured at fair value	12,603		14,467
Amortized	1,408		1,419
Premises and equipment, net	9,531		9,644
Goodwill	25,115		24,770
Other assets	101,022		99,781
Total assets	1,313,867	[1]	1,258,128	[1]
Liabilities
Noninterest-bearing deposits	244,003		191,256
Interest-bearing deposits	676,067		656,686
Total deposits	920,070		847,942
Short-term borrowings	49,091		55,401
Accrued expenses and other liabilities	77,665		69,913
Long-term debt (includes $0 and $306 carried at fair value)	125,354		156,983
Total liabilities	1,172,180	[2]	1,130,239	[2]
Wells Fargo stockholders' equity:
Preferred stock	11,431		8,689
Common stock - $1-2/3 par value, authorized 9,000,000,000 shares; issued 5,358,522,061 shares and 5,272,414,622 shares	8,931		8,787
Additional paid-in capital	55,957		53,426
Retained earnings	64,385		51,918
Cumulative other comprehensive income	3,207		4,738
Treasury stock - 95,910,425 shares and 10,131,394 shares	(2,744)		(487)
Unearned ESOP shares	(926)		(663)
Total Wells Fargo stockholders' equity	140,241		126,408
Noncontrolling interests	1,446		1,481
Total equity	141,687		127,889
Total liabilities and equity	$ 1,313,867		$ 1,258,128

[1]	Our consolidated assets at December 31, 2011 and at December 31, 2010, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $321 million and $200 million; Trading assets, $293 million and $143 million; Securities available for sale, $3.3 billion and $2.2 billion; Mortgages held for sale, $444 million and $634 million; Net loans, $12.0 billion and $16.7 billion; Other assets, $1.9 billion and $2.1 billion; and Total assets, $18.2 billion and $21.9 billion.
[2]	Our consolidated liabilities at December 31, 2011 and at December 31, 2010, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Short-term borrowings, $24 million and $7 million; Accrued expenses and other liabilities, $175 million and $98 million; Long-term debt, $4.9 billion and $8.3 billion; and Total liabilities, $5.1 billion and $8.4 billion.